Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expense [Abstract]
Current tax on profits for the year	$ 54,440	$ 103,292	$ 96,364
Total current tax expense	54,440	103,292	96,364
Income tax expense	$ 54,440	$ 103,292	$ 96,364